BUSINESS COMBINATIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	May 05, 2021	Feb. 13, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 02, 2020
Goodwill			$ 645,095		$ 645,095	$ 645,095
Business acquisition proforma net income loss					6,200	3,900
Stock issued during period, value, acquisitions					$ 11,238
Change in shares, SAPESCO - additional earn-out shares					266,611
Noncontrolling Interest [Member]
Stock issued during period, value, acquisitions
Sahara Petroleum Services Company [Member]
Business combination cash settled					3,740
Goodwill					46,200
Business acquisitions proforma revenues							$ 26,600
Business acquisition proforma net income loss							2,900
SAPESCO Business Combination [Member]
Business combination cash and cash equivalents.					11,000
Deferred consideration					$ 6,000
Business acquisition, equity interest issued or issuable, number of shares					2,237,000
Action Revenue [Member]
Business acquisitions proforma revenues					$ 53,700	25,100
Action Sale and Purchase Agreement [Member]
All-cash transaction	$ 36,800
Business combination, deferred consideration	$ 16,900
Business combination cash settled					382
Business combination cash and cash equivalents.					36,800
Deferred consideration					16,900
Goodwill					9,600
Action Sale and Purchase Agreement [Member] | First Earn-Out Consideration [Member]
Revenue percentage	1.00%
Business combination issued in equity earn-outs	$ 6,400
Valuation adjustment value			500		700	500
Business combination cash settled			0		700	0
Business combination collective value			4,300		3,000	4,300
Action Sale and Purchase Agreement [Member] | Second Earn-Out Consideration [Member]
Revenue percentage	3.00%
Earnout payable percentage	66.66%
Valuation adjustment value					700
Business combination collective value			4,300		3,000	4,300
Action Sale and Purchase Agreement [Member] | Third Earn-Out Consideration [Member]
Revenue percentage	1.12%
Business combination collective value			$ 4,300		3,000	$ 4,300
Sale and Purchase Agreement [Member]
Business combination issued in equity earn-outs					$ 1,900			$ 11,700
Sale of stock, percentage of ownership after transaction					99.70%
Payments to acquire businesses, gross				$ 500
Stock issued during period, shares, acquisitions				145,039
Stock issued during period, value, acquisitions				$ 1,400
Receivables Earnout Shares Contingency Fair Value								$ 0
Change in shares, SAPESCO - additional earn-out shares				2,237,000		266,611
Sale and Purchase Agreement [Member] | Additional Earn Out Shares [Member]
Business combination acquired receivable fair value					$ 6,900
Sale and Purchase Agreement [Member] | Sahara Petroleum Services Company [Member]
Business combination, deferred consideration					6,000		6,000
Sale of stock, percentage of ownership after transaction		99.70%	0.30%
Business combination consideration transferred					11,000		$ 11,000
Payments to acquire businesses, gross					$ 17,000
Business acquisition, equity interest issued or issuable, number of shares				2,237,000	2,237,000
Sale and Purchase Agreement [Member] | Sahara Petroleum Services Company [Member] | Noncontrolling Interest [Member]
Sale of stock, percentage of ownership after transaction			0.30%
Sale and Purchase Agreement [Member] | Additional Earn Out Shares [Member] | Maximum [Member]
Business acquisition, share price							$ 9
Sale and Purchase Agreement [Member] | NESR Additional Share [Member] | Maximum [Member]
Business acquisition, share price					$ 11.70
Sale and Purchase Agreement [Member] | NESR Additional Share [Member] | Minimum [Member]
Business acquisition, share price					$ 10